Subsequent Events (Details) - USD ($)		1 Months Ended				3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 22, 2022	Oct. 18, 2022	Mar. 31, 2022	Mar. 24, 2022	Mar. 23, 2022	Mar. 31, 2022	Sep. 30, 2022	Dec. 31, 2021
Subsequent Events (Details) [Line Items]
Mining assets, percentage								75.00%
Non-assessable shares								7,125,000
Purpose acquisition, description								The Shares shall not be transferable by the Company and may not be distributed by dividend or otherwise by the Company until such time as the earlier of the following shall occur: (i) Ostendo completes an underwritten initial public offering of its common stock pursuant to a registration statement under the Securities Act of 1933, as amended, or similar law of a foreign jurisdiction, (ii) Ostendo’s outstanding shares of capital stock are exchanged for or otherwise converted into securities that are publicly listed, pursuant to a transaction governing such exchange or conversion, on a national securities exchange, including through a merger (including a reverse merger), acquisition, business combination or similar transaction, in one transaction or series of related transactions, and including a transaction or series of related transactions involving a vehicle commonly known as a special purpose acquisition company (SPAC) (“Public Listing”), (iii) a “change in control” event with at least 50% plus 1 share of Ostendo’s issued and outstanding capital stock being sold to an unaffiliated third-party, or (iv) Ostendo undergoing a liquidity or other event that necessitates the transfer of the Shares (each, a “Transfer Event”).
Convertible debenture holders converted amount (in Dollars)							$ 1,600,000
Debt owed shares							1,200,000,000
Percentage of purchased shares							10.00%
Shares to an employee							500,000
Reverse stock split, description	On September 22, 2022, the shareholders of Sysorex, Inc. have approved the Reverse Split and have granted to the Board of Director’s the power to determine the final ratio for the Reverse Split. On November 1, 2022, the Board of Director’s determined the ratio for the Reverse Split is to be 1,000 for 1, with one share of Common Stock being issued for each 1,000 shares of Common Stock issued and outstanding, with any fractional shares of Common Stock resulting therefrom being rounded up to the nearest whole share of Common Stock. The company has submitted the reverse stock split plan for review to FINRA on November 4, 2022. The effective date of the reverse stock will be determined after FINRA’s review.
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Private placement agreement description		On October 18, 2022, the Company sold to the Investors an aggregate of 500,000,000 Units, consisting of 500,000,000 shares of common stock, warrant 1s to acquire 500,000,000 shares of common stock, and warrant 2s to acquire 500,000,000 shares of common stock, for total consideration paid to the Company of $500,000. Pursuant to the terms of the SPA, the Company agreed to sell to each Investor a number of Units of securities of the Company (each, a “Unit”), at a purchase price of $0.001 per Unit, with each Unit being comprised of: (i) one share of common stock (each, a “Purchased Share” and collectively, the “Purchased Shares”); (ii) a warrant to acquire one share of common stock at an exercise price of $0.001 per share, which exercise price will not be subject to adjustment as a result of any forward or reverse split of the common stock (each, a “Warrant 1”); and (iii) a warrant to acquire one share of common stock at an exercise price of $0.001 per share, which exercise price will not be subject to adjustment as a result of any forward or reverse split of the common stock (each, a “Warrant 2”).
Forecast [Member]
Subsequent Events (Details) [Line Items]
Mining assets, percentage				75.00%
Non-refundable deposit (in Dollars)					$ 1,600,000
Purchase of additional shares					166,667
Convertible debenture holders converted amount (in Dollars)			$ 2,100,000			$ 1,600,000
Debt owed shares			257,000,000			72,700,000
Loss on debt extinguishment (in Dollars)						$ 500,000